Loss Per Common Share - Reconciliation of fully dilutive securities effect for period with net income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (442)	$ (2,322)	$ (7,801)	$ (4,820)	[1]
Weighted average common shares outstanding - basic and diluted	12,314,498	8,620,807	9,802,810	7,900,693	[1]
Loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.27)	$ (0.80)	$ (0.61)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.